Share-Based Compensation (Details) - Schedule of Share-Based Compensation Expense Related - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Share Based Compensation Expense Related [Abstract]
Research and development expenses	$ 57	$ 44
Marketing, general and administrative expenses	395	826
Total share-based compensation	$ 452	$ 870